Consolidated Balance Sheets - USD ($)		Mar. 31, 2024	Mar. 31, 2023
Current Assets
Cash and cash equivalents		$ 12,070,345	$ 17,368,478
Restricted cash		6,842
Accounts receivable, net		1,314,781	1,344,569
Inventories, net		794,855	531,254
Advance to suppliers		14,902	46,304
Prepayments, receivables and other current assets, net		31,634	230,642
Total Current Assets		14,233,359	19,521,247
Non-current Assets
Property, plant and equipment, net		328,845	962,214
Intangible assets, net		19,101	27,868
Long-term deposit		8,309,904	8,736,677
Total Non-current Assets		8,893,698	10,032,809
TOTAL ASSETS		23,127,057	29,554,056
Current Liabilities
Short-term borrowings		493,054	167,453
Long-term borrowings – current		21,329	7,863
Short-term convertible notes		1,780,095	3,157,492
Accounts payable		1,279,516	1,377,850
Refund liabilities		213,571	111,951
Contract liabilities		187,665	165,534
Accrued expenses and other liabilities		2,768,413	3,142,084
Tax payable		1,052,441	1,104,860
Total Current Liabilities		8,901,944	14,496,938
Non-current Liabilities
Long-term borrowings		117,129	117,862
Total Non-current Liabilities		294,667	365,823
TOTAL LIABILITIES		9,196,611	14,862,761
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, unlimited shares authorized, $2 par value, 2,218,206 shares issued and outstanding as of March 31, 2024 (457,365 shares issued and outstanding as of March 31, 2023)*	[1]	4,352,290	913,785
Additional paid-in capital		35,315,616	35,588,214
Accumulated deficits		(24,711,665)	(21,613,133)
Accumulated other comprehensive loss		(1,025,795)	(197,571)
Total Shareholders’ Equity		13,930,446	14,691,295
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		23,127,057	29,554,056
Related Party
Non-current Assets
Right-of-use assets – operating leases – related party		235,848	306,050
Current Liabilities
Amounts due to related parties		1,047,550	5,203,762
Operating lease liabilities - current – related party		58,310	58,089
Non-current Liabilities
Operating lease liabilities – non-current – related party		$ 177,538	$ 247,961

[1]	Retrospectively restated for effect of reverse stock splits on February 22, 2021, May 19, 2022 and October 5, 2023.